Income Taxes (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes (Textuals)
Income from continuing operations before income taxes	$ 1,908.7	$ 1,308.4	$ 1,207.4
Net tax expense	704.1	481.8	431.5
Cumulative undistributed earnings of Canadian subsidiary for which U.S. taxes have not been provided	43.7	40.6	31.5
Income taxes upon distribution of Undistributed foreign earnings	15.8
Increased effective tax rate	36.90%	36.80%	35.70%
Net tax benefit attributable to lapses in applicable statutes of limitation, favorable audit resolution and changes in unrecognized tax benefits			7.7
Effective tax rate recognized in discontinued operations	35.50%	68.80%	95.90%
Income tax (expense) benefit from discontinued operations	12.9	(1.8)	(2.8)
Net operating loss carryforwards	29.3
Operating loss carryforward expiration dates	between 2011 and 2030
Valuation allowance	19.1
Net current deferred tax asset	86.0	135.0
Net long-term deferred tax liability	448.9	361.6
Uncertain tax positions that would impact our effective tax rate if recognized	15.9
Interest expense	2.4	0.7	0.9
Accrued interest	$ 8.1	$ 5.7
Extended date of the statute of limitations for 2005 and 2006 federal income tax return	Sep. 15, 2011
Expiry date of latest statue for the examination of state income tax returns for 2005 and beyond	Dec. 31, 2014
Income Tax, Years under Examination	2005 — 2007